Capital adjustments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital adjustments [Abstract]
Beginning balance	[1]	₩ (552,895)	₩ (398,035)
Acquisition of treasury stock	[2]	(444,077)	(155,923)	₩ 0
Acquisition commitment amount for subsidiaries' remaining shares		(125,830)	0
Other transactions with owners		6,032	1,063
Ending balance	[1]	₩ (1,116,770)	₩ (552,895)	₩ (398,035)

[1]	The Group acquired treasury stocks through a treasury stock trust for the years ended December 31, 2018 and 2019 and has recognized the consideration paid in equity, directly. The Group entered into a shareholders' agreement to acquire additional shares in the Asia Trust Co., Ltd., resulting in decrease of W125,829 million in capital adjustment for the year ended December 31, 2019.
[2]	The Group entered into a treasury stock trust agreement with Samsung Securities Co., Ltd., and acquired treasury stocks.